FINANCIAL DEBT WITH THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Disclosure of borrowings [text block]

	Thousands of U.S. dollars
	2016	2017
Senior Secured Notes	294,068	388,818
Brazilian bonds—Debentures	136,231	16,797
Bank borrowing	48,629	27,878
Finance lease payables (Note 10)	1,431	6,238
Total non-current	480,359	439,731
Senior Secured Notes	9,282	9,528
Brazilian bonds—Debentures	20,365	4,258
Bank borrowing	22,724	28,514
Finance lease payables (Note 10)	2,205	4,260
Total current	54,576	46,560
TOTAL DEBT WITH THIRD PARTIES	534,935	486,291

Disclosure of detailed information about borrowings [text block]
2015	Thousands of U.S. dollars
	December 31, 2014	Cash flows from/(used in financing activities)		New leases	Interest accrued	Interest paid (*)		Foreign exchange losses	Amortization (addition) fees	Translation differences	Other	December 31, 2015
		New borrowing	Amortization				Fair value adjustment

Senior Secured Notes	300,269	-	-	-	22,062	(22,128)	-	-	1,510	-	-	301,713
Brazilian bonds - Debentures	245,932	-	-	-	33,196	(31,242)	-	-	712	(80,507)	-	168,091
CVI	36,379	-	-	-	-	-	5,694	(11,923)	-	(3,910)	-	26,240
Finance lease payables	9,010	-	(1,887)	2,184	700	(700)	-	(400)	-	(4,170)	-	4,737
Other borrowings	61,720	38,739	(214)	-	5,910	(5,393)	-	-	-	(25,977)	-	74,785
Total	653,310	38,739	(2,101)	2,184	61,868	(59,463)	5,694	(12,323)	2,222	(114,564)	-	575,566

2016	Thousands of U.S. dollars
	December 31, 2015	Cash flows from/(used in financing activities)		New leases	Interest accrued	Interest paid (*)		Foreign exchange losses	Amortization (addition) fees	Translation differences	Other	December 31, 2016
		New borrowing	Amortization				Fair value adjustment

Senior Secured Notes	301,713	-	-	-	22,128	(22,128)	-	-	1,637	-	-	303,350
Brazilian bonds - Debentures	168,091	-	(44,356)	-	33,013	(36,598)	-	-	764	35,682	-	156,596
CVI	26,240	-	-	-	-	-	2,314	(27,762)	-	(792)	-	-
Finance lease payables	4,737	-	(542)	-	303	(303)	-	(805)	-	246	-	3,636
Other borrowings	74,785	235	(18,032)	-	7,265	(7,058)	-	-	-	14,158	-	71,353
Total	575,566	235	(62,930)	-	62,709	(66,087)	2,314	(28,567)	2,401	49,294	-	534,935

2017	Thousands of U.S. dollars
	December 31, 2016	Cash flows from/(used in financing activities)		New leases	Interest accrued	Interest paid (*)		Foreign exchange losses	Amortization (addition) fees	Translation differences	Other	December 31, 2017
		New borrowing	Amortization				Fair value adjustment

Senior Secured Notes	303,350	400,000	(300,000)	-	23,609	(23,361)	-	-	(5,252)	-	-	398,346
Brazilian bonds - Debentures	156,596	22,320	(162,591)	-	15,373	(15,331)	-	-	837	3,851	-	21,055
Finance lease payables	3,636	-	(2,816)	10,302	425	(425)	-	-	-	(624)	-	10,498
Other borrowings	71,353	52,145	(69,053)	-	5,485	(5,051)	-	-	-	1,513	-	56,392
Total	534,935	474,465	(534,460)	10,302	44,892	(44,168)	-	-	(4,415)	4,740	-	486,291

(*) For the purposes of the statements of cash flows, it is classified as "interest paid" in operting activities.

Disclosure of financial instruments by type of interest rate [text block]

Tranche	Interest Rate
Tranche A	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP) plus 2.5% per annum
Tranche B	SELIC Rate plus 2.5% per annum
Tranche C	4.0% per year
Tranche D	6.0% per year
Tranche E	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP)

Disclosure Of Amounts Released Under Credit Facility [Text Block]
(Thousands of U.S. dollars)

Date	Tranche A	Tranche B	Tranche C	Tranche D	Tranche E	Total
March 27, 2014	7,776	3,839	5,374	384	-	17,373
April 16, 2014	3,232	1,616	2,262	162	-	7,272
July 16, 2014	-	-	-	-	184	184
August 13, 2014	19,206	2,098	3,084	332	-	24,720
Subtotal 2014	30,214	7,553	10,720	878	184	49,549
March 26, 2015	5,634	1,408	1,999	164	-	9,205
April 17, 2015	11,267	2,817	3,998	327	-	18,409
December 21, 2015	8,860	2,208	-	-	215	11,283
Subtotal 2015	25,761	6,433	5,997	491	215	38,897
October 27, 2016	-	-	-	-	234	234
Subtotal 2016	-	-	-	-	234	234
Total	55,975	13,986	16,717	1,369	633	88,680

Morocco, Dirhams [member]
Disclosure of detailed information about borrowings [line items]
Disclosure of borrowings [text block]
Bank borrowing

Bank borrowings are held in the following currencies:

	Thousands of U.S. dollars
	12/31/2015		12/31/2016
	Foreign currency debt	U.S. Dollars debt	Foreign currency debt	U.S. Dollars debt
BRL	291,573	74,670	232,547	71,353
MAD	1,121	113	-	-
Total		74,783		71,353

Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about borrowings [text block]
		Thousands of U.S. dollars
		2016			2017
Maturity	Currency	Principal	Accrued interests	Total debt	Principal	Accrued interests	Total debt
2020	U.S. dollar	294,068	9,282	303,350	-	-	-
2022	U.S. dollar	-	-	-	388,818	9,528	398,346

Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about borrowings [text block]
		Thousands of U.S. dollars
		2016			2017
Maturity	Currency	Principal	Accrued interests	Total debt	Principal	Accrued interests	Total debt
2019	Brazilian Reais	156,083	513	156,596	-	-	-
2023	Brazilian Reais	-	-	-	16,797	4,258	21,055